Note 16 - Segment Information - Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 65,705,122	$ 64,999,611
Net revenues	65,705,122	64,999,611
Cost of revenues	55,861,403	54,721,710
Gross Margin	$ 9,843,719	$ 10,277,901
Gross margin %	15.00%	16.00%
Selling, general and administrative	$ 7,016,044	$ 9,341,784
Non-cash compensation	2,718,152	2,050,862
Provision for bad debt	1,566,804	1,350,177
Depreciation and amortization	3,035,799	3,120,243
Interest expense (income), net	1,446,640	1,112,527
Gain on disposition	(13,500)
Other expense (income)	50,268	(1,459,615)
Net (loss) income for segment	(5,976,488)	(6,564,643)
Goodwill	7,681,186	7,681,186
Other segment assets	19,145,544	15,357,962
Total segment assets	26,826,730	23,039,148
Goodwill, Impairment Loss	0	1,326,566
North American Transaction Solutions [Member]
Revenues	62,556,698	61,778,002
Net revenues	62,556,698	61,778,002
Cost of revenues	53,593,342	52,395,752
Gross Margin	$ 8,963,356	$ 9,382,250
Gross margin %	14.00%	15.00%
Selling, general and administrative	$ 2,717,009	$ 2,587,411
Non-cash compensation		48,433
Provision for bad debt	1,563,847	1,369,015
Depreciation and amortization	3,013,256	3,084,013
Interest expense (income), net	1,398,617	1,069,506
Gain on disposition	(13,500)
Other expense (income)	(18,455)	300,225
Net (loss) income for segment	302,582	923,647
Goodwill	6,671,750	6,671,750
Other segment assets	18,777,772	14,906,737
Total segment assets	25,449,522	21,578,487
Goodwill, Impairment Loss
International Transaction Solutions [Member]
Revenues	3,148,424	3,221,609
Net revenues	3,148,424	3,221,609
Cost of revenues	2,268,061	2,325,958
Gross Margin	$ 880,363	$ 895,651
Gross margin %	28.00%	28.00%
Selling, general and administrative	$ 974,680	$ 1,077,294
Non-cash compensation
Provision for bad debt	2,957	(18,838)
Depreciation and amortization	22,543	36,230
Interest expense (income), net		282
Gain on disposition
Other expense (income)	4,491	(1,482,196)
Net (loss) income for segment	(124,308)	(43,687)
Goodwill	1,009,436	1,009,436
Other segment assets	367,771	451,225
Total segment assets	1,377,207	1,460,661
Goodwill, Impairment Loss		1,326,566
Corporate Segment [Member]
Revenues
Net revenues
Cost of revenues
Gross Margin
Gross margin %
Selling, general and administrative	$ 3,324,355	$ 5,677,079
Non-cash compensation	2,718,152	2,002,429
Provision for bad debt
Depreciation and amortization
Interest expense (income), net	48,023	42,739
Gain on disposition
Other expense (income)	64,232	(277,644)
Net (loss) income for segment	(6,154,762)	(7,444,603)
Goodwill
Other segment assets
Total segment assets
Goodwill, Impairment Loss
North America [Member]
Revenues	62,556,698	61,778,002
Long-lived assets	12,421,144	13,325,444
Net revenues	62,556,698	61,778,002
Russia and Cayman Islands [Member]
Revenues	3,148,424	3,221,609
Long-lived assets	1,028,796	1,048,801
Net revenues	$ 3,148,424	$ 3,221,609